INCOME TAXES (FY) (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Components of Income from Operations before Provision for Income Taxes
The components of the income from operations before provision for income taxes for the Company’s domestic and foreign operations for the years ended December 31 are provided below:

	For the year ended December 31,
In thousands	2017	2016	2015
Domestic	$140,325	$276,218	$461,394
Foreign	211,738	136,619	123,974
Income from operations before income taxes	$352,063	$412,837	$585,368

Consolidated Provision for Income Taxes
The consolidated provision for income taxes included in the Statement of Income consisted of the following:

	For the year ended December 31,
In thousands	2017	2016	2015
Current taxes
Federal	$86,157	$72,317	$141,245
State	3,644	9,953	16,072
Foreign	67,395	27,391	24,442
	157,196	109,661	181,759
Deferred taxes
Federal	(22,863)	11,013	9,606
State	(1,024)	1,953	770
Foreign	(43,536)	(23,194)	(5,395)
	(67,423)	(10,228)	4,981
Total provision	$89,773	$99,433	$186,740

Reconciliation of Income Tax Rate
A reconciliation of the United States federal statutory income tax rate to the effective income tax rate on operations for the years ended December 31 is provided below:

	For the year ended December 31,
In thousands	2017	2016	2015
U.S. federal statutory rate	35.0%	35.0%	35.0%
State taxes	0.4%	2.1%	2.0%
Tax reserves	—%	(0.2)%	(0.4)%
Foreign	(8.3)%	(4.3)%	(2.1)%
Research and development credit	(0.8)%	(1.0)%	(0.4)%
Manufacturing deduction	(1.1)%	(1.8)%	(2.3)%
France tax rate change	(6.5)%	(6.5)%	—%
U.S. tax rate change	(7.9)%	—%	—%
U.S. tax reform provision	15.6%	—%	—%
Transaction costs related to acquisitions	—%	1.5%	—%
Other, net	(0.9)%	(0.7)%	0.1%
Effective rate	25.5%	24.1%	31.9%

Components of Deferred Tax Assets and Liabilities
Components of deferred tax assets and liabilities were as follows:

	December 31,
In thousands	2017	2016
Deferred income tax assets:
Accrued expenses and reserves	$10,961	$26,117
Warranty reserve	20,211	24,131
Deferred compensation/employee benefits	18,353	25,755
Pension and postretirement obligations	21,637	25,595
Inventory	19,620	22,579
Net operating loss carry forwards	65,671	59,416
Tax credit carry forwards	1,921	621
Other	13,053	2,317
Gross deferred income tax assets	171,427	186,531
Valuation allowance	25,683	21,418
Total deferred income tax assets	145,744	165,113
Deferred income tax liabilities:
Property, plant & equipment	37,015	47,321
Intangibles	288,141	359,312
Total deferred income tax liabilities	325,156	406,633
Net deferred income tax liability	$(179,412)	$(241,520)

Liability for Income Taxes Associated with Uncertain Tax Positions
A reconciliation of the beginning and ending amount of the liability for income taxes associated with unrecognized tax benefits follows:

In thousands	2017	2016	2015
Gross liability for unrecognized tax benefits at beginning of year	$8,423	$10,557	$12,596
Gross increases - unrecognized tax benefits in prior periods	2,466	6	—
Gross increases - current period unrecognized tax benefits	—	—	1,682
Gross decreases - unrecognized tax benefits in prior periods	—	—	—
Gross decreases - audit settlement during year	(3,979)	—	(3,027)
Gross decreases - expiration of audit statute of limitations	—	(2,140)	(694)
Gross liability for unrecognized tax benefits at end of year	$6,910	$8,423	$10,557